Accounts receivable (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Accounts receivable
Gross accounts receivable	CAD 903	CAD 885
Allowance for doubtful accounts	(28)	(7)
Net accounts receivable	875	878
Freight [Member]
Accounts receivable
Gross accounts receivable	752	705
Non Freight [Member]
Accounts receivable
Gross accounts receivable	CAD 151	CAD 180